REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers Abstract
Disclosure of revenue from contracts with customers, disaggregated by revenue source [Table Text Block]
For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Crude oil & field condensate	417,791	199,108	125,711
Natural gas	315,423	165,957	104,267
Natural gas liquids ("NGL")	111,430	74,778	33,536
Total oil and gas revenue	844,644	439,843	263,514
Treating, processing & gathering	1,403	1,343	954
Transportation income	-	180	411
Total revenue from contracts with customers	846,047	441,366	264,879